EQUITY (Tables)	6 Months Ended
Jun. 30, 2026
Equity [abstract]
Schedule of Issued Capital	The movement of the share capital is as follows:

	Value		Quantity
Description	Issued capital	AFAC	Common shares

On December 31, 2025	7,131,859	—	6,163

Capital increase	—	1,087	—
Conversion into shares – Senior notes (a)	7,364,320	—	121,518
Issuance of shares – Senior notes – Cash	77,231	—	1,274
Conversion into shares – Convertible debt instruments	1,037,771	—	9,074,454
Conversion into shares – Senior notes (a)	1,152,289	—	52,197,206
Conversion into shares – DIP (a)	1,782,272	—	108,352,246
Issuance of shares – Senior notes – cash	6,336	—	287,013
Issuance of shares – ERO – Cash	2,671,040	—	162,384,407
Issuance of shares – ERO – Capital reserve	533,734	—	32,448,065
Issuance of shares – MIP (b)	—	—	3,685,579

On June 30, 2026 (Unaudited)	21,756,852	1,087	368,557,924
(a) Conversion of debt into share capital.
(b) The corresponding capital increase is not presented, as it amounts to R$0.70 cents.

Schedule of Company Shareholding Structure
The Company’s shareholding structure is presented below:

June 30, 2026 (Unaudited)
Shareholder	Common shares

Readystate Asset Management	8.8%
BlackBarn	8.1%
United Airlines Inc	8.7%
VR Global	5.2%
Others	69.2%

Total	100.0%

Schedule of Schedule of Movement of Treasury Shares	Treasury shares

Description	Number of shares	Value	Average cost (in R$)

On December 31, 2025	88,679	1,433	16.16

Disposal of shares resulting from a share consolidation (a)	(88,679)	(1,433)	—

On June 30, 2026 (Unaudited)	—	—	—
(a) Number of shares before the reverse stock split at a ratio of 150,000 to 1, effective as from April 20, 2026.